Share-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
P3 Health Partners Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation

Note 18: Share-Based Compensation

Successor Company

Successor Awards

In connection with the Business Combinations, Foresight’s Board of Directors adopted, and its stockholders approved, the 2021 Incentive Award Plan (the “2021 Plan”), in order to facilitate the grant of cash and equity incentives to employees, consultants, and directors of the Company and certain affiliates. The 2021 Plan became effective on December 3, 2021. The following table sets forth a summary of Class V share-based compensation activity of the Successor Company:

	Weighted		Weighted
	Average		Average
	Grant-Date	Time Based	Grant-Date	Performance
	Fair Value	Units	Fair Value	Based Units
Outstanding and non-vested at December 31, 2021	$9.20	5,471,400	$—	—
Granted during period	—	—	—	—
Vested	9.20	4,869,786	—	—
Cancelled/forfeited	—	—	—	—
Outstanding and non-vested at June 30, 2022	$9.20	601,614	$—	—

Profit interest awards were issued as part of the Business Combination. Time-based units vest ratably over periods of between one month and two years, so long as the optionee stays employed. The time-based units have a weighted average remaining time to vest of 0.16 years at June 30, 2022.

Stock-Based Compensation Expense

The Company recorded $3,715,553 and $15,426,980 of stock-based compensation cost for the three months and six months ended June 30, 2022, respectively, which is classified in Corporate, General and Administrative Expenses. As of June 30, 2022, there was $9,037,319 of unrecognized equity-based compensation cost. The Company did not recognize any tax benefits related to stock-based compensation for the six months ended June 30, 2022. The Company accounts for forfeitures of awards as they occur.

Stock Options

The following table summarizes stock option activities for the six months ended June 30, 2022:

			Weighted
			Average
	Number of	Weighted	Remaining
	Options	Average	Contractual
	Outstanding	Exercise Price	Life (Years)
Outstanding and non-vested at December 31, 2021	—	—	—
Granted	2,034,279	6.43	3.10
Vested	66,667	5.02	—
Cancelled/forfeited	—	—	—
Outstanding and non-vested at June 30, 2022	1,967,612	6.48	2.77

The majority of the stock options issued during the period follow a time-based vesting schedule. Most stock options vest ratably over a period between two and five years, so long as the optionee continues to provide services to the Company. Stock options are exercisable into shares of Class V Common Stock. In addition to the time-based units, the Company granted 100,000 performance-based option units to an employee during the period with a strike price of $5.02. The vesting criteria for these units has not yet been achieved, therefore no expense has been recorded in relation to these units.

Note 19: Share-Based Compensation

Successor Company

Successor Awards

In connection with the Business Combinations, Foresight’s Board of Directors adopted, and its stockholders approved, the 2021 Incentive Award Plan (the “2021 Plan”), in order to facilitate the grant of cash and equity incentives to employees, consultants, and directors of the Company and certain affiliates. The 2021 Plan became effective on December 3, 2021. As of December 31, 2021, the Successor Company did not issue any awards under the 2021 Plan, as the only shares outstanding at year-end are the unvested awards which were replaced with the Class V shares and Common Units. The following table sets forth a summary of Class V share-based compensation activity of the Successor Company:

	Weighted		Weighted
	Average		Average
	Grant-Date	Time Based	Grant-Date	Performance
	Fair Value	Units	Fair Value	Based Units
Outstanding and non-vested at December 3, 2021	$—	—	$—	—
Granted on December 3, 2021(1)	9.20	5,471,400	—	—
Granted during period	—	—	—	—
Vested	—	—	—	—
Cancelled/forfeited	—	—	—	—
Outstanding and non-vested at December 31, 2021	$9.20	5,471,400	$—	—

(1) Represents predecessor profit interest awards which were replaced with Class V awards on the Merger Date.

Predecessor Company

Predecessor Awards

In 2017, the Predecessor Company adopted the Management Incentive Plan (the “Predecessor Equity Plan”). Under the Predecessor Equity Plan, the Predecessor Company granted awards in the form of profits interests to employees, officers, and directors or in the form of common equity to founders. The Predecessor Plan was administered by the Board of Directors which had full power and authority to select the participants to whom awards were granted, to make any combination of awards to participants, to accelerate the exercisability or vesting of any award, and to determine the specific terms and conditions of each award, subject to the provisions of the Predecessor Equity Plan. Following the Business Combinations and the effectiveness of the 2021 Plan, the Predecessor Equity Plan terminated and no further awards will be made under the Predecessor Equity Plan.

Class C Units

Under the Predecessor Equity Plan, 6,845,297 Class C units were authorized and 5,235,833 were issued to non-employee directors and officers as of December 2, 2021. Time-based Class C units generally vested over a period of four to five years if the grantee continues to be employed by, or provide services to, the Predecessor Company. The Class C units were equity-classified awards. Vesting of performance-based Class C units was based on the Predecessor Company’s achievement of specified performance hurdles, which were established by the Board of Directors and differ on an individual award-by-award basis. The performance hurdles were based on an achievement of specified returns, the range of which vary on an individual award-by-award basis, upon a change of control or an IPO. Since such a qualifying event was not probable of occurring until it is consummated, the Predecessor Company did not recognize any compensation cost related to performance-based Class C units until the Business Combinations were completed. The following tables set forth a summary of Class C profits interest activity of the Predecessor Company:

	Weighted		Weighted
	Average		Average
	Grant-Date	Time Based	Grant-Date	Performance
	Fair Value	Units	Fair Value	Based Units
Outstanding and non-vested at December 31, 2018	$0.16	1,550,000	$0.03	500,000
Granted	0.13	1,125,000	0.04	1,375,000
Vested	0.15	(633,333)	—	—
Cancelled/forfeited	0.14	(654,167)	0.07	(250,000)
Outstanding and non-vested at December 31, 2019	$0.13	1,387,500	0.04	1,625,000
Granted	0.49	600,000	0.04	950,000
Vested	0.30	(443,750)	—	—
Cancelled/forfeited	—	—	—	—
Outstanding and non-vested at December 31, 2020	$0.49	1,543,750	$0.04	2,575,000
Granted	4.74	985,000	0.38	60,000
Vested	1.12	(660,417)	—	—
Cancelled/forfeited	0.49	(280,000)	0.04	(950,000)
Outstanding and non-vested at December 2, 2021	$2.66	1,588,333	$0.04	1,685,000

Business Combination

On December 3, 2021, in connection with the Business Combinations, each Incentive Unit that was outstanding immediately prior to the effective time of the Business Combinations and that was vested (after taking into account any accelerated vesting that occurred in connection with the Business Combinations) was canceled and converted into the right to receive a portion of the merger consideration, which consisted of Common Units of P3 LLC and cash.

Each outstanding Incentive Unit that was subject to time-based vesting, but had not vested immediately prior to the effective time of the Business Combinations, was converted into the right to receive a portion of the merger consideration, which merger consideration remained subject to the original vesting conditions. Pursuant to action taken by the Board of Directors in connection with the closing of the Business Combinations, all of the time-vesting Incentive Units held by two executive officers that were not vested were accelerated such that all of the merger consideration received by these executive officers was not subject to any vesting restrictions, which resulted in an acceleration of compensation cost of $2,419,678 recognized by the Predecessor Company. In total, 5,471,400 Common Units were issued in respect of unvested time-based Incentive Units held by directors, executive officers or employees, which were paired with an equal number of unvested Class V shares and remained subject to the original vesting restrictions.

Certain of the performance-based Incentive Units issued to directors, executive officers and employees vested on December 3, 2021 to the extent a qualifying event was consummated and the applicable performance hurdles were achieved upon consummation of the Business Combinations, and were converted into the right to receive a portion of the merger consideration. To the extent not vested upon the consummation of the Business Combinations on December 3, 2021, each unvested performance-based Incentive Unit was forfeited without consideration. Each P3 LLC Unit received as merger consideration was paired with a share of Class V common stock issued in the Successor Company. The acquisition date fair value of the unvested profits interests attributable to post-combination services was $23,999,330 which will be expensed over the relevant vesting period by the Successor Company. The acquisition date fair value of the unvested profits interest attributable to pre-combination services was $26,313,476 and was included in consideration transferred in connection with the Business Combinations.

Valuation of Equity-Based Awards

The Black-Scholes-Merton option pricing model was used in both the Successor Period and Predecessor Period to value equity-based awards and determine the related compensation cost. The following table illustrates assumptions used to value all classes of awards granted for the periods indicated:

				FMV / Unit
Valuation	Volatility	RF Rate	Time	at Grant Date
03.31.2021	60%	0.06%	0.90	$4.74
12.31.2020	65%	0.10%	1.10	$0.49
06.11.2020	45%	0.19%	1.70	$0.15
11.04.2019	45%	1.60%	2.30	$0.13
12.31.2018	40%	2.46%	3.10	$0.15

The table above assumed the risk-free interest rate estimate was based on constant maturity, which is the theoretical value of a U.S. Treasury that is based on recent values of auctioned U.S. Treasuries. The expected dividend yield was based on our expectation of not paying dividends in the foreseeable future. We calculated the expected term primarily based upon the estimated time to a liquidation event. We used company-specific historical information, guideline company information, and implied volatility information to generate the volatility assumptions.

Compensation Expense

Compensation costs during the periods indicated below are as follows:

	Successor	Predecessor
	December 3, 2021	January 1, 2021	Year Ended	Year Ended
	through December 31,	through December 2,	December 31,	December 31,
	2021	2021	2020	2019
Grant date fair value of profits interests - time-based	$23,999,330	$4,669,885	$317,958	$316,000
Profits interest compensation cost - time-based	$4,635,142	$3,524,277	$447,475	$474,042
Grant date fair value of profits interests - performance-based	$—	$103,000	$65,000	$15,000
Profits interest compensation cost - performance based	$—	$176,975	$—	$—

The Company accounts for forfeitures of awards as they occur. As of December 31, 2021, and December 31, 2020, there was $19,364,188 and $1,198,550, respectively, of unrecognized equity-based compensation cost. The cost related to the time-based awards is expected to be recognized over a weighted-average period of 0.48 years.

The Company did not recognize any tax benefits related to stock-based compensation for the Successor Period ended December 31, 2021, the Predecessor Period ended December 2, 2021, and the Predecessor years ended December 31, 2020 and 2019.